Average Annual Total Returns - Class K - BlackRock LifePath Index 2065 Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	15.47%
Since Inception	18.55%
Inception Date	Oct. 30, 2019
After Taxes on Distributions
Average Annual Return:
1 Year	14.99%
Since Inception	17.86%
Inception Date	Oct. 30, 2019
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.32%
Since Inception	13.98%
Inception Date	Oct. 30, 2019